Shareholder Report, Holdings (Details) - C000259986	Oct. 31, 2025
SPDR Bloomberg 1-3 Month T-Bill ETF8895340
Holdings [Line Items]
Percent of Total Investments	9.90%
Warner Bros Discovery8895333
Holdings [Line Items]
Percent of Total Investments	2.80%
CH Robinson Worldwide8895236
Holdings [Line Items]
Percent of Total Investments	2.60%
Palantir Technologies8895303
Holdings [Line Items]
Percent of Total Investments	2.50%
Tesla8895322
Holdings [Line Items]
Percent of Total Investments	2.40%
Broadcom8895235
Holdings [Line Items]
Percent of Total Investments	2.20%
Amphenol8895222
Holdings [Line Items]
Percent of Total Investments	2.00%
Alphabet8895218
Holdings [Line Items]
Percent of Total Investments	2.00%
AppLovin8895224
Holdings [Line Items]
Percent of Total Investments	2.00%
Allegion PLC8895216
Holdings [Line Items]
Percent of Total Investments	1.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.40%